Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) - EUR interest rate swaps - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2027
Financial Risk Factors and Risk Management
Nominal amount	€ 1,000	€ 1,000
Average variable interest rate	4.069%	4.535%
2028
Financial Risk Factors and Risk Management
Nominal amount	€ 1,000	€ 1,000
Average variable interest rate	3.503%	3.827%
2029
Financial Risk Factors and Risk Management
Nominal amount	€ 800	€ 800
Average variable interest rate	2.956%	3.056%
2030
Financial Risk Factors and Risk Management
Nominal amount	€ 500	€ 500
Average variable interest rate	3.672%	3.746%
2031
Financial Risk Factors and Risk Management
Nominal amount	€ 1,250	€ 1,250
Average variable interest rate	3.924%	3.912%